Analysis of performance by segment (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of performance by segment
Schedule of segment results

		2021 $m		2020* $m		2019 $m
	Note	note (i)		note (i)		note (i)
Continuing operations:
CPL		343		251		219
Hong Kong		975		891		734
Indonesia		446		519		540
Malaysia		350		309		276
Singapore		663		574		493
Growth markets and othernote (ii)		932		835		737
Eastspring		314		283		283
Other income and expenditure:
Investment return and other income		21		(15)		30
Interest payable on core structural borrowingsnote (iii)		(328)		(316)		(496)
Corporate expenditurenote (iv)		(298)		(412)		(466)
Total other income and expenditure	B1.4	(605)		(743)		(932)
Restructuring and IFRS 17 implementation costsnote (v)	B1.4	(185)		(162)		(103)
Adjusted operating profit	B1.2	3,233		2,757		2,247
Short-term fluctuations in investment returns on shareholder-backed businessnote (vi)		(458)		(579)		554
Amortisation of acquisition accounting adjustments		(5)		(5)		(5)
(Loss) gain attaching to corporate transactions	D1.1	(94)		735		(142)
Profit before tax attributable to shareholders		2,676		2,908		2,654
Tax charge attributable to shareholders' returns	B3	(462)		(440)		(316)
Profit for the year from continuing operations		2,214		2,468		2,338
Loss from discontinued US operations	D1.2	(5,027)		(283)		(385)
Loss from discontinued UK and Europe operations		—		—		(1,161)
(Loss) profit for the year		(2,813)		2,185		792

Attributable to:
Equity holders of the Company
From continuing operations		2,192		2,458		2,329
From discontinued US operations		(4,234)		(340)		(385)
From discontinued UK and Europe operations		—		—		(1,161)
		(2,042)		2,118		783
Non-controlling interests
From continuing operations		22		10		9
From discontinued US operations		(793)		57		—
		(771)		67		9
(Loss) profit for the year		(2,813)		2,185		792

Basic earnings per share (in cents)		2021		2020		2019
	Note			note (i)		note (i)
Based on adjusted operating profit, net of tax and non-controlling interest from continuing operations	B4	101.5	¢	86.6	¢	73.4	¢
Based on profit from continuing operations, net of non-controlling interest	B4	83.4	¢	94.6	¢	90.0	¢
Based on loss for the year from discontinued US operations, net of non-controlling interest	B4	(161.1)	¢	(13.0)	¢	(14.9)	¢
Based on loss from discontinued UK and Europe operations	B4	n/a		n/a		(44.8)	¢
*	The comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued in 2021 (see note A1).

Notes

(i)	Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.
(ii)

For growth markets and other, adjusted operating profit includes other items of $217 million (2020: $119 million; 2019: $125 million) which primarily comprise of taxes for life joint ventures and associates and other non-recurring items, which in 2021 largely included the impact of refinements to the run-off of the allowance of prudence within technical provisions.

(iii)

Included in the interest on core structural borrowings charged to the income statement of $(328) million was $(126) million related to the four tranches of debt that were redeemed in December 2021 and January 2022 using the proceeds from the share offer during the year.

(iv)	Corporate expenditure as shown above is for head office functions in London and Hong Kong.
(v)	Restructuring and IFRS 17 implementation costs include those incurred in continuing insurance and asset management operations of $(101) million (2020: $(97) million; 2019: $(36) million).
(vi)

In general, the short-term fluctuations reflect the value movements on shareholders’ assets and policyholder liabilities (net of reinsurance) arising from market movements in the year. In 2021, rising interest rates across most operations led to unrealised bond losses which more than offset the impact of higher discount rates on policyholder liabilities under the local reserving basis applied and equity gains on shareholder-backed business in the year. This has led to the overall negative short-term investment fluctuations for total insurance and asset management operations.

Schedule of segmental analysis of revenue

	2021 $m
	Insurance operationsnote (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated	Group
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	total
Gross premiums earned	10,032	1,724	1,900	6,246	4,315	—	—	24,217	—	24,217
Outward reinsurance premiums	(1,557)	(43)	(47)	(137)	(60)	—	—	(1,844)	—	(1,844)
Earned premiums, net of reinsurance	8,475	1,681	1,853	6,109	4,255	—	—	22,373	—	22,373
Other incomenote (ii)	52	12	—	22	117	437	—	640	1	641
Total external revenuenote (iii)	8,527	1,693	1,853	6,131	4,372	437	—	23,013	1	23,014
Intra-group revenue	—	—	—	—	1	217	(218)	—	—	—
Interest incomenote B1.3(b)	934	87	220	707	618	3	—	2,569	1	2,570
Dividend and other investment income	679	74	160	506	86	—	—	1,505	19	1,524
Investment appreciation (depreciation)	57	34	(300)	(29)	(361)	8	—	(591)	(17)	(608)
Total revenue, net of reinsurance	10,197	1,888	1,933	7,315	4,716	665	(218)	26,496	4	26,500

	2020 $m
	Insurance operationsnote (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated	Group
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	total
Gross premiums earned	11,091	1,738	1,783	5,035	3,848	—	—	23,495	—	23,495
Outward reinsurance premiumsnote (iv)	(1,918)	(62)	(27)	432	(50)	—	—	(1,625)	—	(1,625)
Earned premiums, net of reinsurance	9,173	1,676	1,756	5,467	3,798	—	—	21,870	—	21,870
Other incomenote (ii)	59	8	—	38	91	417	—	613	2	615
Total external revenuenote (iii)	9,232	1,684	1,756	5,505	3,889	417	—	22,483	2	22,485
Intra-group revenue	—	—	—	—	1	164	(165)	—	—	—
Interest incomenote B1.3(b)	646	104	210	447	570	5	—	1,982	15	1,997
Dividend and other investment income	646	86	99	364	65	5	—	1,265	32	1,297
Investment appreciation (depreciation)	7,493	(201)	369	2,045	765	21	—	10,492	(24)	10,468
Total revenue, net of reinsurance	18,017	1,673	2,434	8,361	5,290	612	(165)	36,222	25	36,247

	2019 $m
	Insurance operationsnote (i)
					Growth		Inter
	Hong				markets		-segment	Total	Unallocated	Group
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	elimination	segment	to a segment	total
					note (vii)
Gross premiums earned	11,964	1,891	1,854	4,532	3,614	—	—	23,855	—	23,855
Outward reinsurance premiumsnote (iii)	(834)	(59)	(21)	(159)	(43)	—	—	(1,116)	—	(1,116)
Earned premiums, net of reinsurance	11,130	1,832	1,833	4,373	3,571	—	—	22,739	—	22,739
Other incomenote (ii)	55	14	1	29	49	405	—	553	86	639
Total external revene	11,185	1,846	1,834	4,402	3,620	405	—	23,292	86	23,378
Intra-group revenue	—	—	—	—	—	160	(160)	—	—	—
Interestnote B1.3(b)	212	121	211	324	712	5	—	1,585	51	1,636
Dividend and other investment income	600	88	102	381	(236)	(2)	—	933	8	941
Investment appreciation (depreciation)	7,246	229	168	2,990	1,840	1	—	12,474	(90)	12,384
Total revenue, net of reinsurance	19,243	2,284	2,315	8,097	5,936	569	(160)	38,284	55	38,339

Notes

(i)	CPL, Prudential’s life business in China, is a 50/50 joint venture with CITIC and is accounted for using the equity method under IFRS. The Group’s share of its results is presented in a single line within the Group’s profit before tax on a net of related tax basis, and therefore not shown in the analysis of revenue line items above. Revenue from external customers of CPL (Prudential’s share) in 2021 is $3,052 million (2020: $1,866 million; 2019: $1,735 million). Further financial information on CPL is provided in note D6.3.
(ii)	Other income comprises income from external customers and consists primarily of revenue from the Group’s asset management business of $437 million (2020: $417 million; 2019: $405 million). The remaining other income consists primarily of policy fee revenue from external customers and asset management rebate revenue from external fund managers. Also included in other income is fee income on financial instruments that are not held at fair value through profit or loss of $1 million (2020: $1 million; 2019: $3 million).
(iii)	Due to the nature of the business of the Group, there is no reliance on any major customers. Of the Group’s markets, only Hong Kong and Singapore have external revenue that exceeds 10 per cent of the Group total for all years presented.
(iv)	The 2020 outward reinsurance premiums in Singapore included a credit of $542 million for the recapture of previously reinsured business following a change in regulatory requirements.

Schedule of investment return

	2021 $m	2020 $m	2019 $m
Realised and unrealised gains (losses) on securities at fair value through profit or lossnote (i)	624	9,741	11,683
Realised and unrealised (losses) gains on derivatives at fair value through profit or lossnote (i)	(943)	916	752
Realised (losses) gains on loansnote (i)	(2)	—	—
Interest incomenote (ii)	2,570	1,997	1,636
Dividends	1,496	1,257	978
Other investment returns (including foreign exchange gains and losses)	(259)	(149)	(88)
Investment return from continuing operations	3,486	13,762	14,961

Notes

(i)

Realised gains and losses on the Group’s investments from continuing operations for 2021 recognised in the income statement amounted to a net gain of $6.0 billion (2020: a net gain of $4.9 billion; 2019: a net loss of $2.0 billion).

(ii)	Interest income from continuing operations includes $280 million (2020: $257 million; 2019: $292 million) in respect of financial assets not at fair value through profit and loss.

Schedule of investment return allocation

Continuing operations:	2021 $m	2020 $m	2019 $m
Policyholder returns
Assets backing unit-linked liabilities	516	1,549	2,154
With-profits business	2,700	8,384	8,960
	3,216	9,933	11,114
Shareholder returns	270	3,829	3,847
Total investment return from continuing operations	3,486	13,762	14,961

Schedule of additional segmental analysis of profit after tax from continuing operations

	2021 $m	2020 $m	2019 $m
CPL	278	394	268
Hong Kong	1,068	994	1,116
Indonesia	362	409	428
Malaysia	265	256	237
Singapore	394	521	470
Growth markets and other	434	548	960
Eastspring	284	253	250
Total segment	3,085	3,375	3,729
Unallocated to a segment (central operations)note	(871)	(907)	(1,391)
Group total profit after tax from continuing operations	2,214	2,468	2,338

Note

Comprising of other income and expenditure of $(605) million (2020: $(743) million; 2019: $(932) million) attributable to the head office functions in London and Hong Kong and $(185) million (2020: $(162) million; 2019: $(103) million) of restructuring and IFRS 17 implementation costs as shown in note B1.1, $(25) million (2020: $28 million; 2019: $(103) million) of short-term fluctuations on investment returns, $(35) million (2020: $(30) million; 2019: $(407) million) from corporate transactions as shown in note D1.1 and related tax of $(21) million (2020: nil; 2019: $154 million).